Non-current assets and liabilities held for sale and discontinued operations - Cash flows of discontinued operations of the Fertilizer segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from financing activities
Net cash provided (used) by discontinued operations	$ (252)	$ (118)	$ 140
Discontinued operations
Adjustments:
Impairment of non-current assets	885	1,738	157
Fertilizers | Discontinued operations
Cash flow from operating activities
Loss before income taxes	(915)	(1,857)	(41)
Adjustments:
Equity results in associates and joint ventures	2	(3)	(6)
Depreciation, amortization and depletion	1	347	310
Impairment of non-current assets	885	1,738	157
Others		(20)	148
Increase (decrease) in assets and liabilities	114	(25)	(9)
Net cash provided by operating activities	87	180	559
Cash flow from investing activities
Additions to property, plant and equipment	(305)	(292)	(257)
Others		11	(89)
Net cash used in investing activities	(305)	(281)	(346)
Cash flow from financing activities
Repayments	(34)	(17)	(73)
Net cash used in financing activities	(34)	(17)	(73)
Net cash provided (used) by discontinued operations	$ (252)	$ (118)	$ 140